PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid deposits	¥ 24,518		¥ 25,238
Loans made to employees	20,584		20,421
Prepaid value-added tax	18,350		40,352
Professional fee	18,244		11,169
Prepaid rental expenses	15,669		12,304
Long-term investment disposal receivable	13,000
Inventory	5,870		4,626
Prepaid advertising expenses	2,654		7,656
Others	20,868		16,587
Total prepaid expenses and other current assets	¥ 139,757	$ 21,931	¥ 138,353